CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

26.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of the consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividend to the Company for the periods presented. Certain information and note disclosures generally included in the financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The note disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2022, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.

26.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of	As of
	December 31,	December 31,
	2021	2022
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	126	137
Short-term investment	—	2,360
Cryptocurrency assets	16,807	2,811
Other current assets	44,362	32,285
Amounts due from intergroup companies	95,697	169,459

Total current assets	156,992	207,052

Non-current assets:
Investment in subsidiaries and VIEs	37,355	(129,151)
Intangible assets, net	140	125

Total non-current assets	37,495	(129,026)

TOTAL ASSETS	194,487	78,026

	As of	As of
	December 31,	December 31,
	2021	2022
	US$	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and welfare payable	73	159
Accrued expenses and other liabilities	3,531	619
Amounts due to intergroup companies	10,993	24,120

Total current liabilities	14,597	24,898

TOTAL LIABILITIES	14,597	24,898

Shareholders’ equity:
Class A ordinary shares, par value US$0.00005 per share; 1,599,935,000 shares authorized as of December 31, 2021 and December 31, 2022; 710,078,070 and 1,063,813,210 shares issued and outstanding as of December 31, 2021 and December 31, 2022, respectively	36	54
Class A preference shares, par value US$0.00005 per share; 65,000 shares authorized as of December 31, 2021 and December 31, 2022; 65,000 shares issued and outstanding as of December 31, 2021 and December 31, 2022	—	—
Class B ordinary shares, par value US$0.00005 per share; 400,000,000 shares authorized as of December 31, 2021 and December 31, 2022; 99 shares issued and outstanding as of December 31, 2021 and December 31, 2022	—	—
Additional paid-in capital	590,567	620,807
Treasury shares	(21,604)	(21,604)
Accumulated other comprehensive loss	(2,355)	(3,960)
Accumulated deficit and statutory reserve	(386,754)	(542,169)

Total shareholder’s equity	179,890	53,128

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	194,487	78,026

26.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

Condensed statements of comprehensive loss

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$

Revenues	—	39,414	40,274
Operating costs and expenses:
Cost of revenue	—	(6,279)	(15,595)
Sales and marketing expenses	(4)	(244)	(72)
General and administrative expenses	(8,347)	(8,047)	(3,307)

Total operating costs and expenses	(8,351)	(14,570)	(18,974)

Net loss on disposal of cryptocurrency assets	—	(6,582)	(9,349)
Impairment of cryptocurrency assets	—	(4,436)	(7,360)

Operating profit (loss)	(8,351)	13,826	4,591
Interest income	34	9	—
Interest expense	—	(708)	(60)
Equity in loss of subsidiaries and VIEs	(24,095)	(75,530)	(159,946)

Loss before income tax	(32,412)	(62,403)	(155,415)

Net loss	(32,412)	(62,403)	(155,415)

Other comprehensive income (loss)
Foreign currency translation gain (loss)	2,317	1,481	(1,605)
Reclassification into loss of loss from equity method investments	—	131	—
Share of other comprehensive (loss) income from an equity method investee	(177)	631	—

Comprehensive loss	(30,272)	(60,160)	(157,020)

Condensed statements of cash flows

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$

Net cash used in operating activities	(2,606)	(135,484)	(12,259)
Net cash (used in) provided by investing activities	(1,842)	33,227	9,925
Net cash provided by financing activities	4,081	101,873	2,345
Net decrease (increase) in cash and cash equivalents	(367)	(384)	11
Cash and cash equivalents at beginning of the year	877	510	126
Cash and cash equivalents at end of the year	510	126	137

26.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company used the equity method to account for its investment in its subsidiaries and the former VIEs.

The parent company records its investment in its subsidiaries and the former VIEs under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and their respective profit or loss as “Equity in profits (losses) of subsidiaries and VIEs” on the condensed statements of comprehensive income (loss). Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIEs is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIEs or is otherwise committed to provide further financial support. If the subsidiary and VIEs subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial information should be read in conjunction with the Group’s consolidated financial statements.